SCHEDULE OF COMPANY’S PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2025
Youxin (Zhengzhou) Automobile Intelligent Remanufacturing Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hefei
Date of incorporation or acquisition	Sep. 08, 2021
Percentage of direct or indirect in equity ownership	79.58%
Principal activities, description	Vehicle sales
Youtang Shaanxi Information Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Xi’an
Date of incorporation or acquisition	May 12, 2022
Percentage of direct or indirect in equity ownership	100.00%
Principal activities, description	Vehicle sales
Wuhan Youxin Intelligent Remanufacturing Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Wuhan
Date of incorporation or acquisition	Oct. 16, 2024
Percentage of direct or indirect in equity ownership	66.70%
Principal activities, description	Vehicle sales
Youxin Zhengzhou Intelligent Remanufacturing Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Zhengzhou
Date of incorporation or acquisition	Jul. 16, 2024
Percentage of direct or indirect in equity ownership	70.59%
Principal activities, description	Vehicle sales
Youlu Shandong Used Car Trading Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Jinan
Date of incorporation or acquisition	Sep. 23, 2024
Percentage of direct or indirect in equity ownership	100.00%
Principal activities, description	Vehicle sales